ACCRUALS AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUALS AND OTHER PAYABLES
Schedule of accruals and other payables

	As of December 31,	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Current:
Staff salaries and welfare payables	52,526	43,483	6,304
Accrued external research and development activities related expenses	367,976	264,972	38,417
Accrued cost in relation to planned dual listing	4,793	—	—
Payable due to an affiliate (Note 22)	—	64,782	9,393
Accrued Termination fee and other expenses in relation to the disputes with Tracon (Note 17)	57,381	161,106	23,358
Non-refundable incentive payment from depositary bank (1)	2,369	6,428	932
Accrued traveling expenses, office expenses and others	108,290	165,801	24,039
	593,335	706,572	102,443
Non-current:
Non-refundable incentive payment from depositary bank (1)	4,934	6,963	1,009
Non-refundable payment received in relation to the exclusive promotion right granted to a third party (2)	10,000	10,000	1,450
	14,934	16,963	2,459

Total	608,269	723,535	104,902
(1)

The Group received a non-refundable incentive payment of US$1,857 (equivalent to approximately RMB12,982) and US$1,195 (equivalent to approximately RMB8,075) from depositary bank in April 2020 and December 2022, respectively. The amount was recorded ratably as other gains over a five-year arrangement period. For the years ended December 31, 2020, 2021 and 2022, the Group has recorded RMB2,348, RMB2,395 and RMB2,821 as other income in the consolidated statements of comprehensive income (loss), respectively.

(2)

In November 2021, the Group entered into a collaboration agreement with a third party located in China to grant the third party an exclusive right to conduct promotion activities for the TJ202 drug products in designated hospitals after the commercialization of TJ202 in future years. In November 2021, the Group received a non-refundable payment of RMB10,000 from the third party and recorded it as the non-current liabilities in the consolidated balance sheet as of December 31, 2021. This amount will be recorded as the deduction of the selling expenses after the commercialization of TJ202 products.